CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ 32,000,000	$ 31,500,000	$ (32,682,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	998,000	607,000	449,000
Stock-based compensation	2,155,000	3,650,000	4,591,000
Amortization of intangible assets	111,000	321,000	1,000,000
Impairment of goodwill	9,858,000
Amortization of debt issuance costs	37,000
Accrued interest	650,000
Loss on disposal of assets	4,000
Changes in assets and liabilities:
Accounts receivable	170,000	(552,000)	(29,000)
Inventories	146,000	(716,000)	(314,000)
Prepaid expenses and other assets	459,000	104,000	405,000
Accounts payable	(419,000)	261,000	(23,000)
Accrued expenses and other liabilities	(64,000)	334,000	296,000
Net cash used in operating activities	(17,943,000)	(27,474,000)	(26,307,000)
Cash flows from investing activities:
Purchases of property and equipment	(646,000)	(1,202,000)	(596,000)
Proceeds from sales and maturities of marketable securities	50,486,000	44,953,000	39,270,000
Purchases of marketable securities	(36,874,000)	(36,873,000)	(15,859,000)
Net cash provided by investing activities	12,966,000	6,878,000	22,815,000
Cash flows from financing activities:
Proceeds from the sale of common stock, net of issuance costs		21,368,000
Net proceeds from issuance of common stock	364,000	1,772,000	2,238,000
Proceeds from the issuance of notes payable, net of issuance costs	7,877,000
Payments on capital lease obligations	(138,000)	(14,000)
Net cash provided by financing activities	8,103,000	23,126,000	2,238,000
Net increase (decrease) in cash and cash equivalents	3,126,000	2,530,000	(1,254,000)
Cash and cash equivalents at beginning of period	5,640,000	3,110,000	4,364,000
Cash and cash equivalents at end of period	8,766,000	5,640,000	3,110,000
Supplemental disclosure:
Issuance of convertible notes in settlement of accrued interest	336,000
Cash paid for income taxes	$ 21,000	$ 56,000	$ 111,000